Losses and Loss Expenses (Tables)	12 Months Ended
Dec. 31, 2013
Segment Reporting Information [Line Items]
Components of reserves
Unpaid losses and loss expenses for the indicated years ended December 31 are comprised of:

(U.S. dollars in thousands)	2013	2012
Reserve for reported losses and loss expenses	$8,149,501	$7,976,120
Reserve for losses incurred but not reported	12,331,564	12,508,001
Unpaid losses and loss expenses	$20,481,065	$20,484,121

Components of incurred losses and loss expenses
Net losses and loss expenses incurred for the years indicated are comprised of:

(U.S. dollars in thousands)	2013	2012	2011
Loss and loss expenses payments	$4,496,802	$4,673,998	$4,911,737
Change in unpaid losses and loss expenses	(71,901)	(297,660)	260,631
Change in unpaid losses and loss expenses recoverable	(24,774)	279,900	(28,442)
Paid loss recoveries	(668,663)	(890,756)	(1,065,535)
Net losses and loss expenses incurred	$3,731,464	$3,765,482	$4,078,391

Reserve roll forward
The following table represents an analysis of the Company’s paid and unpaid losses and loss expenses incurred and a reconciliation of the beginning and ending unpaid losses and loss expenses for the years indicated:

(U.S. dollars in thousands)	2013	2012	2011
Unpaid losses and loss expenses at the beginning of the year	$20,484,121	$20,613,901	$20,531,607
Unpaid losses and loss expenses recoverable	3,361,703	3,629,940	3,649,290
Net unpaid losses and loss expenses at the beginning of the year	$17,122,418	$16,983,961	$16,882,317
Increase (decrease) in net losses and loss expenses incurred in respect of losses occurring in:
Current year	4,021,353	4,081,376	4,363,258
Prior year	(289,889)	(315,894)	(284,867)
Total net incurred losses and loss expenses	$3,731,464	$3,765,482	$4,078,391
Exchange rate effects	40,587	156,217	(130,545)
Less net losses and loss expenses paid in respect of losses occurring in:
Current year	425,254	416,844	589,870
Prior year	3,402,885	3,366,398	3,256,332
Total net paid losses	$3,828,139	$3,783,242	$3,846,202
Net unpaid losses and loss expenses at the end of the year	17,066,330	17,122,418	16,983,961
Unpaid losses and loss expenses recoverable	3,414,735	3,361,703	3,629,940
Unpaid losses and loss expenses at the end of the year	$20,481,065	$20,484,121	$20,613,901

Components of prior year development
The following table presents the net (favorable) adverse prior year loss development of the Company’s loss and loss expense reserves for its property and casualty operations by operating segment for each of the years indicated:

(U.S. dollars in thousands)	2013	2012	2011
Insurance segment	$(102,039)	$(140,066)	$(76,516)
Reinsurance segment	(187,850)	(175,828)	(208,351)
Total	$(289,889)	$(315,894)	$(284,867)

Asbestos and environmental related claims rollforward
A reconciliation of the opening and closing unpaid losses and loss expenses related to discontinued asbestos and run-off environmental exposure claims for the years indicated is as follows:

Year ended December 31, (U.S. dollars in thousands)	2013	2012	2011
Net unpaid losses and loss expenses at beginning of year	$78,315	$77,778	$84,075
Net incurred losses and loss expenses	6,257	6,558	(41)
Less net paid losses and loss expenses	4,137	6,021	6,256
Net increase (decrease) in unpaid losses and loss expenses	$2,120	$537	$(6,297)
Net unpaid losses and loss expenses at end of year	80,435	78,315	77,778
Unpaid losses and loss expenses recoverable at end of year	115,090	123,799	134,323
Gross unpaid losses and loss expenses at end of year	$195,525	$202,114	$212,101

Schedule of open claims files for potential asbestos and environmental claims
The development of the number of open claim files for potential discontinued asbestos and run-off environmental claims, including precautionary claims, is as follows:

	Asbestos Claims	Environmental Claims
Total number of claims outstanding at December 31, 2010	1,200	417
New claims reported in 2011	106	36
Claims resolved in 2011	(268)	(91)
Total number of claims outstanding at December 31, 2011	1,038	362
New claims reported in 2012	236	60
Claims resolved in 2012	(201)	(68)
Total number of claims outstanding at December 31, 2012	1,073	354
New claims reported in 2013	178	34
Claims resolved in 2013	(154)	(50)
Total number of claims outstanding at December 31, 2013	1,097	338

Insurance Segment [Member]
Segment Reporting Information [Line Items]
Components of prior year development
The following table summarizes the net (favorable) adverse prior year development by line of business relating to the Insurance segment for the last three years ended December 31:

(U.S. dollars in thousands)	2013	2012	2011
Property	$(46,387)	$(46,735)	$(8,922)
Casualty	(21,983)	(61,133)	34,500
Professional	75,045	(106,360)	(87,520)
Specialty	(140,740)	(61,755)	(71,285)
Other	32,026	135,917	56,711
Total	$(102,039)	$(140,066)	$(76,516)

Reinsurance Segment [Member]
Segment Reporting Information [Line Items]
Components of prior year development
The following table summarizes the net (favorable) adverse prior year development by line of business relating to the Reinsurance segment for the last three years ended December 31:

(U.S. dollars in thousands)	2013	2012	2011
Property and other short-tail lines	$(136,912)	$(107,613)	$(64,267)
Casualty and other	(50,938)	(68,215)	(144,084)
Total	$(187,850)	$(175,828)	$(208,351)